Financial Expenses, Net	12 Months Ended
Dec. 31, 2021
Interest and Debt Expense [Abstract]
Financial Expenses, Net	FINANCIAL EXPENSES, NET

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Expenses:
Interest on long-term bank debt	$(10,821)	$(13,763)	$(13,854)
Interest on Series A, B, C and D Notes, net	(5,758)	(1,060)	(3,757)
Interest on short-term bank credit and loans	(7,683)	(9,112)	(10,576)
Guarantees	(13,908)	(12,172)	(10,600)
Loss from revaluation of lease liabilities and exchange rate differences, net	(10,178)	(33,386)	(24,607)
Other	6,080	(4,864)	(9,635)
	(42,268)	(74,357)	(73,029)
Income:
Interest on cash, cash equivalents and bank deposits	469	1,075	1,595
Other	1,406	2,012	2,362
	1,875	3,087	3,957
	$(40,393)	$(71,270)	$(69,072)